PROVISIONS (CURRENT AND NON-CURRENT) - Reconciliation of provision (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of provision
Current provisions	$ 505,583	$ 567,190
Estimated term for provision settlement	12 months
Annual leave
Reconciliation of provision
Balance at the beginning of the financial year	$ 239,821	223,100
(Less)/ Add: obligation accrued during the year	155,967	183,613
Less: utilized during the year	(250,289)	(166,892)
Balance at the end of the financial year	145,499	239,821
Current provisions	145,449	239,821
Long service leave
Reconciliation of provision
Balance at the beginning of the financial year	299,739	253,824
(Less)/ Add: obligation accrued during the year	(27,806)	58,699
Less: utilized during the year		(12,784)
Balance at the end of the financial year	271,933	299,739
Current provisions	268,544	243,411
Annual leave and long service leave
Reconciliation of provision
Non current provisions	$ 325,421	$ 428,891